Net Income (Loss) Per Share (Details) $ / shares in Units, $ in Thousands		3 Months Ended									6 Months Ended		12 Months Ended
	Feb. 28, 2020	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Mar. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Sep. 30, 2018 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Stock split, conversion ratio	8
Net income		$ 90,416	$ 20,049	$ 23,716	$ 39,070	$ (1,688)	$ 12,886	$ 22,238	$ 34,663	$ 2,792	$ 91,253	$ 37,382	$ 81,147	$ 72,579	$ 34,899
Less: dividends declared on Series A, B, C & D preferred stock		0			(86,302)						0	(86,302)	(86,302)	(661)	(661)
Net income (loss) attributable to common shareholders		$ 90,416			$ (50,256)						$ 91,253	$ (54,969)	$ (16,004)	$ 59,918	$ 22,238
Weighted average number of shares outstanding, basic (in shares) | shares		162,645,000			90,374,000						162,546,000	88,945,000	97,496,000	85,378,000	81,314,000
Basic (in dollars per share) | $ / shares		$ 0.56	$ 0.15	$ 0.23	$ (0.56)	$ (0.05)	$ 0.11	$ 0.22	$ 0.37	$ 0	$ 0.56	$ (0.62)	$ (0.16)	$ 0.70	$ 0.27
Add: dividends declared on Series D preferred stock		$ 0			$ 86,302						$ 0	$ 86,302	$ 86,302	$ 661	$ 661
Net Income (Loss) from Continuing Operations Available to Common Shareholders, Diluted		$ 90,416			$ (50,256)						$ 91,253	$ (54,969)	$ (16,004)	$ 72,579	$ 22,419
Stock options outstanding to purchase shares of common stock (in shares) | shares		2,918,000			0						2,831,000	0	0	3,042,000	3,036,000
Total common and common equivalent shares outstanding (in shares) | shares		165,563,000			90,374,000						165,377,000	88,945,000	97,496,000	132,491,000	96,421,000
Diluted (in dollars per share) | $ / shares		$ 0.55	$ 0.13	$ 0.17	$ (0.56)	$ (0.05)	$ 0.09	$ 0.17	$ 0.26	$ 0	$ 0.55	$ (0.62)	$ (0.16)	$ 0.55	$ 0.23
Preferred Class A, B, and C
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Add: dividends declared on Series A, B & C preferred stock		$ 0			$ 0						$ 0	$ 0	$ 0	$ 181	$ 181
Preferred stock, outstanding (in shares) | shares		0			0						0	0	0	12,071,000	12,071,000
Preferred Class D
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Less: dividends declared on Series A, B, C & D preferred stock		$ 0			$ 0						$ 0	$ 0	$ 0	$ (480)	$ 0
Less: cumulative dividends on Series D preferred stock		0			(3,024)						0	(6,049)	(10,849)	(12,000)	(12,000)
Add: dividends declared on Series D preferred stock		0			0						0	0	0	480	0
Add: cumulative dividends on Series D preferred stock		$ 0			$ 0						$ 0	$ 0	$ 0	$ 12,000	$ 0
Preferred stock, outstanding (in shares) | shares		0			0						0	0	0	32,000,000	0